Share Capital - Disclosure of Detail of Change in Founders' Warrants, Warrants, Stock Options and Free Shares (Details)																							12 Months Ended
	Jun. 21, 2021 shares € / shares	Apr. 20, 2021 shares € / shares	Apr. 01, 2021 shares	Mar. 17, 2021 shares	Jul. 27, 2020 shares	Mar. 17, 2020 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 18, 2012 shares € / shares	May 04, 2012 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																							2,414,654	2,338,013
Outstanding, end of period (in shares)																							2,972,860	2,414,654
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																							718,767	751,585
Issued (in shares)																							0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							(3,476)	(32,818)
Outstanding, end of period (in shares)																							715,291	718,767
Number of shares issuable (in shares)																							715,291	718,767
BSPCE 2012-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																					€ 6.63
Outstanding, beginning of period (in shares)																							100,000	100,000
Issued (in shares)																					100,000		0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							100,000	100,000
Number of shares issuable (in shares)																							100,000	100,000
BSPCE 08-2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																			€ 5.92
Outstanding, beginning of period (in shares)																							50,000	50,000
Issued (in shares)																			50,000				0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							50,000	50,000
Number of shares issuable (in shares)																							50,000	50,000
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																		€ 18.68
Outstanding, beginning of period (in shares)																							86,150	92,100
Issued (in shares)																		97,200					0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	(5,950)
Outstanding, end of period (in shares)																							86,150	86,150
Number of shares issuable (in shares)																							86,150	86,150
BSPCE 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																	€ 18.57
Outstanding, beginning of period (in shares)																							68,450	70,950
Issued (in shares)																	71,650						0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	(2,500)
Outstanding, end of period (in shares)																							68,450	68,450
Number of shares issuable (in shares)																							68,450	68,450
BSPCE 2015-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																€ 20.28
Outstanding, beginning of period (in shares)																							30,700	38,400
Issued (in shares)																53,050							0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							(350)	(7,700)
Outstanding, end of period (in shares)																							30,350	30,700
Number of shares issuable (in shares)																							30,350	30,700
BSPCE 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares														€ 14.46
Outstanding, beginning of period (in shares)																							202,617	212,969
Issued (in shares)																							0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							(1,776)	(10,352)
Outstanding, end of period (in shares)																							200,841	202,617
Number of shares issuable (in shares)																							200,841	202,617
BSPCE 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares												€ 15.93
Outstanding, beginning of period (in shares)																							180,850	187,166
Issued (in shares)																							0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							(1,350)	(6,316)
Outstanding, end of period (in shares)																							179,500	180,850
Number of shares issuable (in shares)																							179,500	180,850
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																							263,028	251,028
Issued (in shares)																							78,103	18,000
Exercised (in shares)																							0	0
Forfeited (in shares)																							(77,880)	(6,000)
Outstanding, end of period (in shares)																							263,251	263,028
Number of shares issuable (in shares)																							263,251	263,028
BSA 04-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																						€ 6.00
Outstanding, beginning of period (in shares)																							30,000	30,000
Issued (in shares)																						52,500	0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							30,000	30,000
Number of shares issuable (in shares)																							30,000	30,000
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																				€ 6.37
Outstanding, beginning of period (in shares)																							6,000	6,000
Issued (in shares)																				10,000			0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							6,000	6,000
Number of shares issuable (in shares)																							6,000	6,000
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																		€ 17.67					€ 40
Outstanding, beginning of period (in shares)																							10,000	10,000
Issued (in shares)																		14,000					0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							10,000	10,000
Number of shares issuable (in shares)																							10,000	10,000
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																	€ 17.67
Outstanding, beginning of period (in shares)																							21,000	21,000
Issued (in shares)																	26,000						0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							21,000	21,000
Number of shares issuable (in shares)																							21,000	21,000
BSA 2015-2(a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares															€ 19.54
Outstanding, beginning of period (in shares)																							64,000	64,000
Issued (in shares)															64,000								0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							64,000	64,000
Number of shares issuable (in shares)																							64,000	64,000
BSA 2015-2(b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares															€ 19.54
Outstanding, beginning of period (in shares)																							0	6,000
Issued (in shares)															6,000								0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	(6,000)
Outstanding, end of period (in shares)																							0	0
Number of shares issuable (in shares)																							0	0
BSA 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares														13.74
Outstanding, beginning of period (in shares)																							36,208	36,208
Issued (in shares)																							0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							(36,208)	0
Outstanding, end of period (in shares)																							0	36,208
Number of shares issuable (in shares)																							0	36,208
BSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares													€ 15.01
Outstanding, beginning of period (in shares)																							8,000	8,000
Issued (in shares)													8,000										0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							(8,000)	0
Outstanding, end of period (in shares)																							0	8,000
Number of shares issuable (in shares)																							0	8,000
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares												€ 15.76
Outstanding, beginning of period (in shares)																							18,000	18,000
Issued (in shares)												18,000											0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							18,000	18,000
Number of shares issuable (in shares)																							18,000	18,000
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares											€ 13.55
Outstanding, beginning of period (in shares)																							28,000	28,000
Issued (in shares)											28,000												0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							28,000	28,000
Number of shares issuable (in shares)																							28,000	28,000
BSA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares										€ 16.102
Outstanding, beginning of period (in shares)																							5,820	5,820
Issued (in shares)										5,820													0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							5,820	5,820
Number of shares issuable (in shares)																							5,820	5,820
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares									€ 11.66
Outstanding, beginning of period (in shares)																							18,000	18,000
Issued (in shares)									18,000														0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							18,000	18,000
Number of shares issuable (in shares)																							18,000	18,000
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares						€ 6.59
Outstanding, beginning of period (in shares)																							18,000	0
Issued (in shares)						18,000																	0	18,000
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							18,000	18,000
Number of shares issuable (in shares)																							18,000	18,000
BSA 2021 (a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 13.47							€ 13.47
Outstanding, beginning of period (in shares)																							0
Issued (in shares)		48,103																					48,103
Exercised (in shares)																							0
Forfeited (in shares)																							(33,672)
Outstanding, end of period (in shares)																							14,431	0
Number of shares issuable (in shares)																							14,431
BSA 2021 (b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 13.64				€ 13.64
Outstanding, beginning of period (in shares)																							0
Issued (in shares)		30,000																					30,000
Exercised (in shares)																							0
Forfeited (in shares)																							0
Outstanding, end of period (in shares)																							30,000	0
Number of shares issuable (in shares)																							30,000
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)																							986,359	589,150
Issued (in shares)																							691,200	407,972
Exercised (in shares)																							0	0
Forfeited (in shares)																							(93,753)	(10,763)
Outstanding at end of period (in shares)																							1,583,806	986,359
Number of shares issuable (in shares)																							1,583,806	986,359
OSA 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares														€ 13.05
Outstanding at beginning of period (in shares)																							400	400
Issued (in shares)																							0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding at end of period (in shares)																							400	400
Number of shares issuable (in shares)																							400	400
OSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares													€ 14.26
Outstanding at beginning of period (in shares)																							4,000	4,000
Issued (in shares)													4,000										0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding at end of period (in shares)																							4,000	4,000
Number of shares issuable (in shares)																							4,000	4,000
OSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares												€ 14.97
Outstanding at beginning of period (in shares)																							500	500
Issued (in shares)																							0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding at end of period (in shares)																							500	500
Number of shares issuable (in shares)																							500	500
OSA 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares											€ 12.87
Outstanding at beginning of period (in shares)																							52,000	54,000
Issued (in shares)											62,000												0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	(2,000)
Outstanding at end of period (in shares)																							52,000	52,000
Number of shares issuable (in shares)																							52,000	52,000
OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares									€ 11.08
Outstanding at beginning of period (in shares)																							28,750	30,250
Issued (in shares)									37,500														0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							(500)	(1,500)
Outstanding at end of period (in shares)																							28,250	28,750
Number of shares issuable (in shares)																							28,250	28,750
OSA LLY 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares								€ 6.41
Outstanding at beginning of period (in shares)																							500,000	500,000
Issued (in shares)								500,000															0	0
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding at end of period (in shares)																							500,000	500,000
Number of shares issuable (in shares)																							500,000	500,000
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares							€ 6.25
Outstanding at beginning of period (in shares)																							400,709	0
Issued (in shares)							407,972																0	407,972
Exercised (in shares)																							0	0
Forfeited (in shares)																							(13,253)	(7,263)
Outstanding at end of period (in shares)																							387,456	400,709
Number of shares issuable (in shares)																							387,456	400,709
OSA 2021-04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 13.74
Outstanding at beginning of period (in shares)																							0
Issued (in shares)		571,200																					571,200
Exercised (in shares)																							0
Forfeited (in shares)																							(80,000)
Outstanding at end of period (in shares)																							491,200	0
Number of shares issuable (in shares)																							491,200
OSA 2021-06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares	€ 12.99
Outstanding at beginning of period (in shares)																							0
Issued (in shares)	120,000																						120,000
Exercised (in shares)																							0
Forfeited (in shares)																							0
Outstanding at end of period (in shares)																							120,000	0
Number of shares issuable (in shares)																							120,000
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																							446,500	746,250
Issued (in shares)																							362,515	50,000
Exercised (in shares)																							(393,750)	(322,083)
Forfeited (in shares)																							(4,753)	(27,667)
Outstanding, end of period (in shares)																							410,512	446,500
Number of shares issuable (in shares)																							410,512	446,500
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares											€ 0
Outstanding, beginning of period (in shares)																							24,500	355,250
Issued (in shares)				24,500							396,250												0	0
Exercised (in shares)																							(24,500)	(316,083)
Forfeited (in shares)																							0	(14,667)
Outstanding, end of period (in shares)																							0	24,500
Number of shares issuable (in shares)																							0	24,500
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares										€ 0
Outstanding, beginning of period (in shares)																							0	6,000
Issued (in shares)					6,000					6,000													0	0
Exercised (in shares)																							0	(6,000)
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							0	0
Number of shares issuable (in shares)																							0	0
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares									€ 0
Outstanding, beginning of period (in shares)																							372,000	385,000
Issued (in shares)			369,250						438,250														0	0
Exercised (in shares)																							(369,250)	0
Forfeited (in shares)																							(2,750)	(13,000)
Outstanding, end of period (in shares)																							0	372,000
Number of shares issuable (in shares)																							0	372,000
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares							€ 0
Outstanding, beginning of period (in shares)																							50,000	0
Issued (in shares)							50,000																0	50,000
Exercised (in shares)																							0	0
Forfeited (in shares)																							0	0
Outstanding, end of period (in shares)																							50,000	50,000
Number of shares issuable (in shares)																							50,000	50,000
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 0
Outstanding, beginning of period (in shares)																							0
Issued (in shares)		362,515																					362,515
Exercised (in shares)																							0
Forfeited (in shares)																							(2,003)
Outstanding, end of period (in shares)																							360,512	0
Number of shares issuable (in shares)																							360,512